Accounting policies - Consolidated Statement of Changes in Equity (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 EUR (€)
Disclosure of changes in accounting estimates [line items]
Equity	$ 578	[1],[2]		$ 595	[1],[2]		$ 801			$ 574
Restated movements in equity in USD	(17)			21
Previously stated
Disclosure of changes in accounting estimates [line items]
Equity	556							€ 556	€ 539		€ 535
Restated movements in equity in USD | €			€ 16			€ 4
Issued capital
Disclosure of changes in accounting estimates [line items]
Equity	344	[1]		344	[1]		344			344
Issued capital | Previously stated
Disclosure of changes in accounting estimates [line items]
Equity	290								290		290
Treasury Stock
Disclosure of changes in accounting estimates [line items]
Equity	(3)	[1]		(3)	[1]		(3)			0
Restated movements in equity in USD				(3)
Treasury Stock | Previously stated
Disclosure of changes in accounting estimates [line items]
Equity	(3)								(3)
Restated movements in equity in USD | €						(3)
Accumulated other comprehensive income/(loss)
Disclosure of changes in accounting estimates [line items]
Equity	(46)	[1]		(26)	[1]		24			(40)
Restated movements in equity in USD	(20)			14
Accumulated other comprehensive income/(loss) | Previously stated
Disclosure of changes in accounting estimates [line items]
Equity	10								(7)		(6)
Restated movements in equity in USD | €			18			(1)
Retained profit
Disclosure of changes in accounting estimates [line items]
Equity	286	[1]		262	[1]		438			254
Restated movements in equity in USD	24			8
Retained profit | Previously stated
Disclosure of changes in accounting estimates [line items]
Equity	260								241		234
Restated movements in equity in USD | €			19			6
Equity attributable to owners of the parent
Disclosure of changes in accounting estimates [line items]
Equity	581	[1]		577	[1]		803			558
Restated movements in equity in USD	4			19
Equity attributable to owners of the parent | Previously stated
Disclosure of changes in accounting estimates [line items]
Equity	557								521		518
Restated movements in equity in USD | €			37			2
Non-Controlling Interest
Disclosure of changes in accounting estimates [line items]
Equity	(3)	[1]		18	[1]		$ (2)			$ 16
Restated movements in equity in USD	(21)			$ 2
Non-Controlling Interest | Previously stated
Disclosure of changes in accounting estimates [line items]
Equity	$ (1)								€ 18		€ 17
Restated movements in equity in USD | €			€ (21)			€ 2

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.

[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.